Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Peak Bio, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Peak Bio, Inc. [Member]	Capital Units [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Peak Bio, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Peak Bio, Inc. [Member]	Total	Peak Bio, Inc. [Member]
Balance at Dec. 31, 2021		$ 1,716		$ 6,428,837			$ 88,443		$ (8,454,264)		$ (1,935,268)
Balance, shares at Dec. 31, 2021		17,162,742
Issuance of common stock		$ 13		1,152,150							1,152,163
Issuance of common stock, shares		132,302
Share-based compensation				452,046							452,046
Foreign currency translation							(58,925)				(58,925)
Net loss									(13,088,717)		(13,088,717)
Issuance of common stock in settlement of 2022 Pre-Business Combination Convertible Notes and the Director Loan		18		3,419,694							3,419,712
Capital contribution from pH Pharma Ltd .				1,363,974							1,363,974
Business Combination with Ignyte, net of transaction costs (Note 1)		$ 224		127,937							128,161
Business Combination with Ignyte, net of transaction costs (Note 1), shares		2,234,363
Issuance of PIPE Shares (Notes 1 and 11)		$ 40		4,024,960							4,025,000
Issuance of PIPE Shares, shares		402,500
Issuance of common stock in settlement of 2022 Pre-Business Combination Convertible Notes and the Director Loan, shares		176,579
Issuance of common stock under White Lion Purchase Agreement		$ 5		249,995							250,000
Issuance of common stock under White Lion Purchase Agreement, shares		50,200
Repurchase and retirement of share under Forward Share Purchase Agreement		$ (38)							(3,802,585)		(3,802,623)
Repurchase and retirement of share under Forward Share Purchase Agreement, shares		(375,939)
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note
Balance at Dec. 31, 2022	$ 745,000	$ 1,978	$ 167,076,000	17,219,593	$ 52,194,000	$ (771,000)	29,518	$ (217,453,000)	(25,345,566)	$ 1,791,000	(8,094,477)
Balance, shares at Dec. 31, 2022	7,444,917,123	19,782,747
Share-based compensation				165,007							165,007
Net loss									(6,766,833)		(6,766,834)
Issuance of common stock under White Lion Purchase Agreement as a financing fee, shares		412,763
Issuance of common stock under White Lion Purchase Agreement as a financing fee		$ 41		249,959							250,000
Foreign currency translation							71,576				71,576
Balance at Mar. 31, 2023		$ 2,019		17,634,559			101,094		(32,112,399)		(14,374,728)
Balance, shares at Mar. 31, 2023		20,195,510
Balance at Dec. 31, 2022	$ 745,000	$ 1,978	167,076,000	17,219,593	52,194,000	(771,000)	29,518	(217,453,000)	(25,345,566)	1,791,000	(8,094,477)
Balance, shares at Dec. 31, 2022	7,444,917,123	19,782,747
Foreign currency translation											101,066
Net loss											(12,300,473)
Balance at Sep. 30, 2023		$ 2,263		19,948,075			130,484		(37,646,039)		(17,565,218)
Balance, shares at Sep. 30, 2023		22,632,843
Balance at Dec. 31, 2022	$ 745,000	$ 1,978	167,076,000	17,219,593	52,194,000	(771,000)	29,518	(217,453,000)	(25,345,566)	1,791,000	(8,094,477)
Balance, shares at Dec. 31, 2022	7,444,917,123	19,782,747
Issuance of common stock	$ 567,000		6,394,000							6,961,000
Issuance of common stock, shares	5,666,034,700
Issuance of share capital for services	$ 8,000		134,000							142,000
Issuance of share capital for services, shares	80,000,000
Vesting of restricted shares	$ 4,000									4,000
Vesting of restricted shares, shares	43,363,475
Share-based compensation			1,150,000	275,418						1,150,000	275,418
Foreign currency translation						(269,000)	64,110			(269,000)	64,110
Net loss								(10,008,000)	(12,825,917)	(10,008,000)	(12,825,917)
Issuance of common stock under White Lion Purchase Agreement		$ 73		105,244							105,317
Issuance of common stock under White Lion Purchase Agreement, shares		729,000
Issuance of common stock under White Lion Purchase Agreement as a financing fee		$ 41		249,959							250,000
Issuance of common stock under White Lion Purchase Agreement as a financing fee, shares		412,763
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants		$ 171		1,786,397							1,786,568
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants, shares		1,708,333
Issuance of common stock upon exercise of PIPE Warrants		$ 49		4,871							4,920
Issuance of common stock upon exercise of PIPE Warrants, shares		492,045
Reclassification of April 2023 Convertible Note Warrants from Liability to Equity				65,469							65,469
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note				211,643							211,643
Balance at Dec. 31, 2023	$ 1,324,000	$ 2,312	174,754,000	19,918,594	52,194,000	(1,040,000)	93,628	(227,461,000)	(38,171,483)	(229,000)	(18,156,949)
Balance, shares at Dec. 31, 2023	13,234,315,298	23,124,888
Balance at Mar. 31, 2023		$ 2,019		17,634,559			101,094		(32,112,399)		(14,374,728)
Balance, shares at Mar. 31, 2023		20,195,510
Share-based compensation				133,437							133,437
Net loss									(5,944,227)		(5,944,227)
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants		$ 67		644,194							644,261
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants, shares		666,667
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note				211,643							211,643
Foreign currency translation							10,366				10,366
Balance at Jun. 30, 2023		$ 2,086		18,623,833			111,460		(38,056,626)		(19,319,248)
Balance, shares at Jun. 30, 2023		20,862,177
Share-based compensation				76,795							76,795
Foreign currency translation											19,124
Net loss									410,587		410,587
Issuance of common stock under White Lion Purchase Agreement		$ 73		105,244							105,317
Issuance of common stock under White Lion Purchase Agreement, shares		729,000
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants		$ 104		1,142,203							1,142,307
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants, shares		1,041,666
Foreign currency translation							19,024				19,024
Balance at Sep. 30, 2023		$ 2,263		19,948,075			130,484		(37,646,039)		(17,565,218)
Balance, shares at Sep. 30, 2023		22,632,843
Balance at Dec. 31, 2023	$ 1,324,000	$ 2,312	174,754,000	19,918,594	52,194,000	(1,040,000)	93,628	(227,461,000)	(38,171,483)	(229,000)	(18,156,949)
Balance, shares at Dec. 31, 2023	13,234,315,298	23,124,888
Issuance of common stock	$ 264,000		1,400,000							1,664,000
Issuance of common stock, shares	2,641,228,000
Vesting of restricted shares	$ 10,000		(7,000)							3,000
Vesting of restricted shares, shares	97,578,000
Share-based compensation			296,000	30,509						296,000	30,509
Foreign currency translation						279,000				279,000
Net loss								(5,566,000)	(2,434,701)	(5,566,000)	(2,434,701)
Foreign currency translation							32,586				32,586
Balance at Mar. 31, 2024	$ 1,598,000	$ 2,312	176,443,000	19,949,103	52,194,000	(761,000)	126,214	(233,027,000)	(40,606,184)	(3,553,000)	(20,528,555)
Balance, shares at Mar. 31, 2024	15,973,121,298	23,124,888
Balance at Dec. 31, 2023	$ 1,324,000	$ 2,312	174,754,000	19,918,594	52,194,000	(1,040,000)	93,628	(227,461,000)	(38,171,483)	(229,000)	(18,156,949)
Balance, shares at Dec. 31, 2023	13,234,315,298	23,124,888
Foreign currency translation										114,000	16,827
Net loss										(16,019,000)	(2,798,632)
Balance at Sep. 30, 2024	$ 2,430,000	$ 2,312	183,088,000	19,949,103	52,194,000	(926,000)	110,455	(243,480,000)	(40,970,115)	(6,694,000)	(20,908,245)
Balance, shares at Sep. 30, 2024	24,289,231,523	23,124,888
Balance at Dec. 31, 2023	$ 1,324,000	$ 2,312	174,754,000	19,918,594	52,194,000	(1,040,000)	93,628	(227,461,000)	(38,171,483)	(229,000)	(18,156,949)
Balance, shares at Dec. 31, 2023	13,234,315,298	23,124,888
Issuance of common stock	$ 1,413,000		10,054,000							11,467,000
Issuance of common stock, shares	14,127,540,000
Issuance of share capital for services	$ 33,000		238,000							271,000
Issuance of share capital for services, shares	334,396,000
Vesting of restricted shares	$ 38,000		(10,000)							28,000
Vesting of restricted shares, shares	383,275,400
Share-based compensation			2,245,000							2,245,000
Foreign currency translation						302,000				302,000
Net loss								(19,791,000)		(19,791,000)
Issuance of share capital related to acquisition of Peak Bio, Inc., net of issuance costs	$ 2,523,000		25,606,000							28,129,000
Issuance of share capital related to acquisition of Peak Bio, Inc., net of issuance costs, shares	25,227,884,000
Shares withheld for payroll taxes	$ (12,000)		(181,000)							(193,000)
Shares withheld for payroll taxes, shares	(120,491,175)
Balance at Dec. 31, 2024	$ 5,319,000		212,706,000		52,194,000	(738,000)		(247,252,000)		22,229,000
Balance, shares at Dec. 31, 2024	53,186,919,523
Balance at Mar. 31, 2024	$ 1,598,000	$ 2,312	176,443,000	19,949,103	52,194,000	(761,000)	126,214	(233,027,000)	(40,606,184)	(3,553,000)	(20,528,555)
Balance, shares at Mar. 31, 2024	15,973,121,298	23,124,888
Issuance of common stock	$ 806,000		6,145,000							6,951,000
Issuance of common stock, shares	8,059,508,000
Issuance of share capital for services	$ 9,000		(9,000)
Issuance of share capital for services, shares	91,396,000
Vesting of restricted shares	$ 29,000		(29,000)
Vesting of restricted shares, shares	285,697,400
Share-based compensation			445,000							445,000
Foreign currency translation						12,000				12,000
Net loss								(7,558,000)	(2,077,867)	(7,558,000)	(2,077,867)
Shares withheld for payroll taxes	$ (12,000)		12,000
Shares withheld for payroll taxes, shares	(120,490,000)
Foreign currency translation							15,720				15,720
Balance at Jun. 30, 2024	$ 2,430,000	$ 2,312	183,007,000	19,949,103	52,194,000	(749,000)	141,934	(240,585,000)	(42,684,051)	(3,703,000)	(22,590,702)
Balance, shares at Jun. 30, 2024	24,289,232,698	23,124,888
Share-based compensation			248,000							248,000
Foreign currency translation						(177,000)				(177,000)	15,720
Net loss								(2,895,000)	1,713,936	(2,895,000)	1,713,936
Shares withheld for payroll taxes			(193,000)							(193,000)
Shares withheld for payroll taxes, shares	(1,175)
Proceeds from issuance of restricted shares			26,000							26,000
Foreign currency translation							(31,479)				(31,479)
Balance at Sep. 30, 2024	$ 2,430,000	$ 2,312	183,088,000	$ 19,949,103	52,194,000	(926,000)	$ 110,455	(243,480,000)	$ (40,970,115)	(6,694,000)	$ (20,908,245)
Balance, shares at Sep. 30, 2024	24,289,231,523	23,124,888
Balance at Dec. 31, 2024	$ 5,319,000		212,706,000		52,194,000	(738,000)		(247,252,000)		22,229,000
Balance, shares at Dec. 31, 2024	53,186,919,523
Issuance of common stock	$ 457,000		1,785,000							2,242,000
Issuance of common stock, shares	4,566,062,000
Share-based compensation			1,015,000							1,015,000
Foreign currency translation						(35,000)				(35,000)
Net loss								(3,705,000)		(3,705,000)
Balance at Mar. 31, 2025	$ 5,776,000		215,506,000		52,194,000	(773,000)		(250,957,000)		21,746,000
Balance, shares at Mar. 31, 2025	57,752,981,523
Balance at Dec. 31, 2024	$ 5,319,000		212,706,000		52,194,000	(738,000)		(247,252,000)		22,229,000
Balance, shares at Dec. 31, 2024	53,186,919,523
Foreign currency translation										(406,000)
Net loss										(12,000,000)
Balance at Sep. 30, 2025	$ 6,523,000		224,366,000		52,194,000	(1,144,000)		(259,252,000)		22,687,000
Balance, shares at Sep. 30, 2025	65,229,461,523
Balance at Mar. 31, 2025	$ 5,776,000		215,506,000		52,194,000	(773,000)		(250,957,000)		21,746,000
Balance, shares at Mar. 31, 2025	57,752,981,523
Issuance of common stock	$ 575,000		3,829,000							4,404,000
Issuance of common stock, shares	5,753,878,000
Issuance of share capital for services	$ 100,000		522,000							622,000
Issuance of share capital for services, shares	1,002,900,000
Vesting of restricted shares	$ 33,000									33,000
Vesting of restricted shares, shares	331,822,000
Share-based compensation			719,000							719,000
Foreign currency translation						(333,000)				(333,000)
Net loss								(1,895,000)		(1,895,000)
Issuance of share capital on conversion of convertible notes, related party	$ 39,000		270,000							309,000
Issuance of share capital on conversion of convertible notes, related party, shares	387,880,000
Balance at Jun. 30, 2025	$ 6,523,000		220,846,000		52,194,000	(1,106,000)		(252,852,000)		25,605,000
Balance, shares at Jun. 30, 2025	65,229,461,523
Share-based compensation			685,000							685,000
Foreign currency translation						(38,000)				(38,000)
Net loss								(6,400,000)		(6,400,000)
Modification of warrants in connection with issuance of notes payable			2,643,000							2,643,000
Issuance of common stock in settlement of 2022 Pre-Business Combination Convertible Notes and the Director Loan			192,000							192,000
Balance at Sep. 30, 2025	$ 6,523,000		$ 224,366,000		$ 52,194,000	$ (1,144,000)		$ (259,252,000)		$ 22,687,000
Balance, shares at Sep. 30, 2025	65,229,461,523